ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2018
Accounting Policies [Abstract]
Principal Estimated Useful Lives Used for Computing Depreciation	The principal estimated useful lives used for computing depreciation are as follows:

Buildings	2 to 50 years
Machinery and equipment	2 to 20 years

Principal Estimated Useful Lives for Intangible Assets

The principal estimated useful lives for intangible assets are as follows:

Customer relationships	3 to 20 years
Software	2 to 15 years
Trademarks	2 to 21 years
Non-patent technology	5 to 20 years
Patent rights	2 to 20 years